Hotchkis & Wiley SMID Cap Diversified Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	24	$4,897

Automobile Components - 4.7%
Adient PLC (a)	148	1,903
Aptiv PLC (a)	80	4,760
BorgWarner, Inc.	174	4,986
Gentex Corp.	84	1,957
Lear Corp.	34	2,999
Magna International, Inc.	142	4,826
Visteon Corp. (a)	26	2,018
		23,449

Automobiles - 1.4%
General Motors Co.	106	4,985
Harley-Davidson, Inc.	78	1,970
		6,955

Banks - 9.9%
Associated Banc-Corp.	132	2,974
BankUnited, Inc.	56	1,929
Cathay General Bancorp	46	1,979
Citizens Financial Group, Inc.	122	4,997
Columbia Banking System, Inc.	78	1,945
Comerica, Inc.	84	4,961
First Hawaiian, Inc.	80	1,955
First Horizon Corp.	156	3,030
Flagstar Financial, Inc.	168	1,952
KeyCorp	310	4,957
Popular, Inc.	54	4,988
Simmons First National Corp. - Class A	96	1,971
Valley National Bancorp	222	1,974
WaFd, Inc.	70	2,001
Western Alliance Bancorp	38	2,920
Zions Bancorp NA	100	4,985
		49,518

Capital Markets - 4.0%
Federated Hermes, Inc.	48	1,957
Franklin Resources, Inc.	252	4,851
Invesco Ltd.	192	2,913
Northern Trust Corp.	30	2,960
State Street Corp.	54	4,835
Virtu Financial, Inc. - Class A	54	2,058
		19,574

Chemicals - 1.2%
Cabot Corp.	24	1,996
Huntsman Corp.	124	1,958
Olin Corp.	80	1,939
		5,893

Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	42	1,988
Brink's Co.	22	1,896
MillerKnoll, Inc.	98	1,876
		5,760

Communications Equipment - 2.0%
F5, Inc. (a)	18	4,793
Telefonaktiebolaget LM Ericsson - ADR	636	4,935
		9,728

Construction & Engineering - 0.6%
Fluor Corp. (a)	80	2,866

Consumer Discretionary - 0.4%
Travel + Leisure Co.	42	1,944

Consumer Finance - 2.0%
Ally Financial, Inc.	134	4,887
Synchrony Financial	92	4,870
		9,757

Containers & Packaging - 0.8%
Silgan Holdings, Inc.	38	1,943
Sonoco Products Co.	42	1,984
		3,927

Electric Utilities - 2.3%
OGE Energy Corp.	66	3,033
Portland General Electric Co.	68	3,033
PPL Corp.	142	5,128
		11,194

Electrical Equipment - 0.4%
Sensata Technologies Holding PLC	76	1,845

Electronic Equipment, Instruments & Components - 3.8%
Arrow Electronics, Inc. (a)	28	2,907
Avnet, Inc.	62	2,982
Corning, Inc.	42	1,923
Crane NXT Co.	38	1,953
IPG Photonics Corp. (a)	30	1,894
TE Connectivity PLC	34	4,805
Vishay Intertechnology, Inc.	120	1,908
		18,372

Energy - 0.4%
Northern Oil & Gas, Inc.	64	1,935

Energy Equipment & Services - 3.4%
Baker Hughes Co.	114	5,010
Expro Group Holdings NV (a)	190	1,889
Halliburton Co.	118	2,994
Liberty Energy, Inc.	124	1,963
NOV, Inc.	328	4,992
		16,848

Entertainment - 1.0%
Warner Bros Discovery, Inc. (a)	454	4,871

Financial Services - 5.6%
Corebridge Financial, Inc.	156	4,925
Essent Group Ltd.	52	3,001
Euronet Worldwide, Inc. (a)	18	1,923
Fidelity National Information Services, Inc.	66	4,929
Radian Group, Inc.	90	2,976
Voya Financial, Inc.	44	2,981
Western Union Co.	188	1,989
WEX, Inc. (a)	32	5,026
		27,750

Food Products - 3.5%
Cal-Maine Foods, Inc.	22	2,000
Conagra Brands, Inc.	188	5,014
General Mills, Inc.	84	5,022
Kraft Heinz Co.	166	5,052
		17,088

Gas Utilities - 0.4%
Spire, Inc.	26	2,035

Ground Transportation - 1.0%
U-Haul Holding Co.	86	5,089

Health Care - 1.0%
Universal Health Services, Inc. - Class B	26	4,885

Health Care Equipment & Supplies - 3.4%
GE HealthCare Technologies, Inc.	62	5,004
LivaNova PLC (a)	50	1,964
Solventum Corp. (a)	66	5,019
Zimmer Biomet Holdings, Inc.	44	4,980
		16,967

Health Care Providers & Services - 3.6%
Centene Corp. (a)	84	5,100
Humana, Inc.	18	4,763
Labcorp Holdings, Inc.	12	2,793
Molina Healthcare, Inc. (a)	16	5,270
		17,926

Hotels, Restaurants & Leisure - 1.2%
International Game Technology PLC	122	1,984
Marriott Vacations Worldwide Corp.	30	1,928
United Parks & Resorts, Inc. (a)	42	1,909
		5,821

Household Durables - 1.2%
KB Home	34	1,976
M/I Homes, Inc. (a)	18	2,055
Tri Pointe Homes, Inc. (a)	62	1,979
		6,010

Insurance - 8.5%
American International Group, Inc.	60	5,215
Assured Guaranty Ltd.	22	1,938
CNO Financial Group, Inc.	48	1,999
Everest Group Ltd.	14	5,087
Fidelity National Financial, Inc.	46	2,994
Globe Life, Inc.	22	2,898
Hartford Insurance Group, Inc.	24	2,970
Kemper Corp.	44	2,941
Loews Corp.	32	2,941
Principal Financial Group, Inc.	58	4,893
Prudential Financial, Inc.	44	4,914
Travelers Cos., Inc.	12	3,174
		41,964

IT Services - 1.6%
Amdocs Ltd.	32	2,928
ASGN, Inc. (a)	32	2,017
Cognizant Technology Solutions Corp. - Class A	38	2,907
		7,852

Leisure Products - 0.8%
Brunswick Corp.	36	1,939
Polaris, Inc.	46	1,883
		3,822

Machinery - 7.1%
AGCO Corp.	30	2,777
Albany International Corp. - Class A	28	1,933
Allison Transmission Holdings, Inc.	20	1,913
Atmus Filtration Technologies, Inc.	52	1,910
CNH Industrial NV	392	4,814
Cummins, Inc.	16	5,015
Greenbrier Cos., Inc.	38	1,946
Hillenbrand, Inc.	78	1,883
PACCAR, Inc.	50	4,869
Stanley Black & Decker, Inc.	64	4,920
Timken Co.	40	2,875
		34,855

Media - 2.3%
Omnicom Group, Inc.	38	3,150
Paramount Global - Class B	256	3,062
WPP PLC - ADR	128	4,859
		11,071

Multi-Utilities - 2.5%
Avista Corp.	50	2,094
Black Hills Corp.	50	3,033
Dominion Energy, Inc.	92	5,158
Northwestern Energy Group, Inc.	36	2,083
		12,368

Oil, Gas & Consumable Fuels - 5.0%
APA Corp.	236	4,961
Baytex Energy Corp.	882	1,967
Cenovus Energy, Inc.	354	4,924
Crescent Energy Co. - Class A	178	2,001
Kosmos Energy Ltd. (a)	866	1,974
Murphy Oil Corp.	70	1,988
Ovintiv, Inc.	116	4,965
PBF Energy, Inc. - Class A	104	1,985
		24,765

Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	38	1,870

Pharamaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	40	4,966

Professional Services - 1.6%
Insperity, Inc.	22	1,963
Korn Ferry	30	2,035
ManpowerGroup, Inc.	34	1,968
Maximus, Inc.	30	2,046
		8,012

Real Estate - 0.4%
Cushman & Wakefield PLC (a)	192	1,962

Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc. (a)	20	4,958

Semiconductors & Semiconductor Equipment - 0.4%
Diodes, Inc. (a)	44	1,899

Specialty Retail - 1.4%
Lithia Motors, Inc.	10	2,935
Signet Jewelers Ltd.	34	1,974
Sonic Automotive, Inc. - Class A	36	2,051
		6,960

Textiles, Apparel & Luxury Goods - 0.4%
Steven Madden Ltd.	74	1,971

Trading Companies & Distributors - 1.7%
MSC Industrial Direct Co., Inc. - Class A	24	1,864
Rush Enterprises, Inc. - Class A	36	1,923
WESCO International, Inc.	30	4,659
		8,446
TOTAL COMMON STOCKS (Cost $477,974)		480,645

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.4%	Shares	Value
Hotel & Resort REITs - 1.4%
Host Hotels & Resorts, Inc.	344	4,888
Park Hotels & Resorts, Inc.	180	1,922
		6,810

Office REITs - 1.0%
Vornado Realty Trust	132	4,883
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $11,725)		11,693

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.27% (b)	501	501
TOTAL SHORT-TERM INVESTMENTS (Cost $501)		501

TOTAL INVESTMENTS - 100.0% (Cost $490,200)		492,839
Other Assets in Excess of Liabilities - 0.0% (c)		222
TOTAL NET ASSETS - 100.0%		$493,061
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hotchkis & Wiley SMID Cap Diversified Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$480,645	$–	$–	$480,645
Real Estate Investment Trusts - Common	11,693	–	–	11,693
Money Market Funds	501	–	–	501
Total Investments	$492,839	$–	$–	$492,839

Refer to the Schedule of Investments for further disaggregation of investment categories.